Presentation of financial statements - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Statements [Line Items]
Reduction In Intangible Assets	£ 151.8	[1]	£ 234.2	£ 150.1	[1]	£ 104.6
Increase In Selling General And Administrative expense	73.6	[1]	£ 189.7	131.5	[1]	112.9	[1]
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statements [Line Items]
Reduction In Intangible Assets	(2.7)			(2.1)		(2.1)
Increase In Selling General And Administrative expense	£ 0.6			£ 0.1		£ 0.8

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.